SCHEDULE OF BASIC AND DILUTIVE INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Net Income (Loss)	$ (503,003)	$ (1,301,748)	$ (2,546,913)	$ (4,531,543)	$ (5,315,883)	$ (2,536,051)
Numerator for basic and dilut–d EPS - income (loss) available to common Shareholders	$ (503,003)	$ (1,301,748)	$ (2,546,913)	$ (4,531,543)	$ (5,315,883)	$ (2,536,051)
Denominator for basic and diluted EPS – Weighted average shares	8,249,653	8,163,522	8,203,202	8,126,689	8,136,740	7,705,620
Basic Income (Loss) per common share	$ (0.06)	$ (0.16)	$ (0.31)	$ (0.56)	$ (0.65)	$ (0.33)